Note 21 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Earnings per share [text block]
(In number of shares)	Note	2017	2016	2015

Issued shares at beginning of year	19	52,787,428	52,078,908	52,117,908
Share consolidation (note 19)		(42,135,492)	(41,663,126)	(41,694,326)
Issued shares post consolidation		10,651,936	10,415,782	10,423,582
Weighted average shares repurchased		(60,978)	-	-
Weighted average cancellation during the year		-	-	(4,565)
Weighted average shares issued		16,924	41,460	-
Weighted average number of shares at December 31		10,607,882	10,457,242	10,419,017
	2017	2016	2015
Profit attributable to shareholders	9,384	8,526	4,779
Blanket Mine Employee Trust Adjustment	(210)	(238)	(100)
Adjusted profit attributable to shareholders	9,174	8,288	4,679
Basic earnings per share - $	0.86	0.79	0.45
Weighted average number of shares (In number of shares)	2017	2016	2015
Weighted average shares at December 31	10,607,882	10,457,242	10,419,017
Effect of dilutive options	9,622	23,449	21,634
Weighted average number of shares (diluted) at December 31	10,617,504	10,480,691	10,440,651
Diluted earnings per share - $	0.86	0.79	0.45